INITIAL PUBLIC OFFERING AND PRIVATE PLACEMENT (Details Narrative) - USD ($)			12 Months Ended
	Sep. 13, 2017	Aug. 22, 2017	May 31, 2018	May 31, 2017
Number of shares purchased			750,000
Proceeds from sale of Units, net of underwriting discounts paid			$ 50,000,000
Offering costs			3,728,000
Underwriter discounts			3,250,000
Deferred underwriting fees			1,820,000
Amount of estimated fair value			$ 743,600
Expected life			5 years
Proceeds from sale of private units			$ 2,615,000
Initial Public Offering [Member]
Number of shares purchased		5,000,000
Shares purchase price, per share (in dollars per share)		$ 10.00	$ 10.15
Proceeds from sale of Units, net of underwriting discounts paid		$ 50,000,000
Underwriter discounts			$ 1,000,000
Issuance of shares to underwriter (in shares)			50,000
Exercisable price (in dollars per share)		$ 11.50	$ 11.50
Exercise price of warrants (in dollars per share)		0.01	$ 13.00
Sale price (in dollars per share)		$ 21.00
Number of shares exercised			20,000
Units sold, value			$ 100
Number of shares issued under purchase option			250,000
Initial Public Offering [Member] | Maxim Group LLC [Member]
Issuance of shares to underwriter (in shares)			52,000
Number of shares exercised			20,000
Over-Allotment Option [Member]
Number of shares purchased	200,000		26,250
Shares purchase price, per share (in dollars per share)	$ 10.00
Issuance of shares to underwriter (in shares)	110,000
Deferred underwriting fees	$ 70,000
Number of shares issued under purchase option			260,000
Description of warrant rights

Each Unit consists of one share of the Company’s common stock, one right to receive one-tenth of one share of the Company’s common stock upon consummation of the Company’s initial Business Combination (“Right”), and one redeemable warrant (“Warrant”). Each Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment. No fractional shares will be issued upon exercise of the Warrants. The Warrants will become exercisable on the later of (i) 30 days after the completion of the initial Business Combination and (ii) 12 months from the closing of the Initial Public Offering, and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.

Proceeds from sale of equity	$ 2,000,000
Private Placement [Member]
Number of shares purchased	7,000		254,500
Shares purchase price, per share (in dollars per share)			$ 10.00
Proceeds from sale of private units			$ 2,545,000
Proceeds from sale of equity	$ 70,000